Capital - Transferability of available capital (Details)	12 Months Ended
Dec. 31, 2019
Jackson (US insurance operations)
Group objectives, policies and processes for managing capital
Percentage of prior year end statutory surplus, above which dividends require prior regulatory approval	10.00%